Credit Facilities, Long-Term Debt and Lease Liabilities - Currency Impacts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Net (decrease) increase in borrowings under credit facilities (Note 25 and 33)	$ (448)	$ 143
USD | Senior Notes and Tax Equity
Disclosure of detailed information about borrowings [line items]
Notional amount	28	90
AUD | Non-Recourse Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Net (decrease) increase in borrowings under credit facilities (Note 25 and 33)	$ 16	$ 5